State Street Current Yield Portfolio
PORTFOLIO SUMMARY
Investment Objective
The investment objective of State Street Current Yield Portfolio (the “Portfolio”) is to provide current yield.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Street Current Yield Portfolio State Street Current Yield Portfolio
Management Fee
Distribution and/or Service (12b-1) Fees
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.31%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years
State Street Current Yield Portfolio | State Street Current Yield Portfolio | USD ($)	32	100

Principal Investment Strategies
The State Street Current Yield Portfolio seeks its investment objective by investing in investment grade quality, short-term instruments. The Portfolio invests in many of the types of instruments in which a money market fund may invest, but, because it is not a money market fund it may invest without regard to many of the credit and other limitations that apply to a money market fund, and so may invest in many instruments not eligible for investment by a money market fund.

The Portfolio is not a money market fund, and its net asset value per share will fluctuate.

Under normal circumstances the Portfolio pursues its investment objective by making investments with a remaining maturity of 90 days or less. The Portfolio seeks to buy and hold securities but may sell securities to generate liquidity or for other portfolio management purposes deemed appropriate by the Adviser. The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser’s opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. The Portfolio’s investments may include, among other things: U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal commercial paper; asset backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. All of the Portfolio’s investments will be denominated in the U.S. dollar.

The Portfolio will only purchase assets that have received a short-term debt rating of investment grade from one or more nationally recognized statistical rating organizations (rated at least A-3 by Standard & Poor’s Rating Group (“S&P”), P-3 by Moody’s Investor Service, Inc. (“Moody’s”), or F3 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser. If the credit quality of a security held by the Portfolio declines below the equivalent of investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.
Principal Investment Risks
You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In addition, the Portfolio is subject to the following risks:
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, and illiquidity in debt securities markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. A rising interest rate environment would likely cause the value of the Portfolio’s fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. During periods of falling interest rates, the income received by the Portfolio may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations.
  Financial Institutions Risk.    Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Portfolio to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Liquidity Risk.    Lack of a ready market or restrictions on resale may limit the ability of the Portfolio to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Portfolio’s holdings may limit the ability of the Portfolio to obtain cash to meet redemptions on a timely basis.
  Low Short-Term Interest Rate Risk.    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Portfolio’s yield is expected to be very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk.    The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Non-U.S. Securities Risk.    Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial report standards comparable to those in the Unites States. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Portfolio.
  Rapid Changes in Interest Rates.    Rapid changes in interest rates may cause significant requests to redeem Portfolio shares, and possibly cause the Portfolio to sell portfolio securities at a loss to satisfy those requests.
  Repurchase Agreement Risk.    Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.
  Restricted Securities Risk.    The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
  Significant Exposure to U.S. Government Agencies Risk.    To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
  Variable and Floating Rate Securities.    During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
  U.S. Government Securities Risk.    Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
  Zero-Coupon Bond Risk.    Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

Performance
The Portfolio had not commenced operations as of the date of this Prospectus. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns based on net assets. Current performance information for the Portfolio is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.